ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Communication Services — 17.0%
Alphabet, Cl A(A)	63,827	$10,428,055
AT&T(A)	1,119,640	22,280,836
Comcast, Cl A	135,363	5,356,314
Meta Platforms, Cl A(A)	21,896	11,414,604
Netflix*	8,719	6,115,071
Verizon Communications	400,236	16,721,860
		72,316,740
Consumer Discretionary — 6.6%
Amazon.com(A)*	59,212	10,569,342
Booking Holdings	1,487	5,813,025
General Motors	125,656	6,255,156
Home Depot	15,198	5,600,463
		28,237,986
Consumer Staples — 20.3%
Altria Group(A)	217,900	11,716,483
Coca-Cola(A)	80,189	5,811,297
Colgate-Palmolive(A)	107,988	11,500,722
Costco Wholesale(A)	13,343	11,907,026
Kraft Heinz(A)	307,894	10,908,685
PepsiCo(A)	31,146	5,384,520
Philip Morris International	46,394	5,719,916
Procter & Gamble	32,890	5,641,951
Target	37,066	5,694,079
Walmart(A)	156,174	12,061,318
		86,345,997
Energy — 6.4%
Chevron	71,415	10,565,849
ConocoPhillips(A)	50,278	5,721,134
Exxon Mobil(A)	93,196	10,991,536
		27,278,519
Financials — 10.7%
American Express(A)	43,829	11,336,371
Bank of New York Mellon	84,308	5,751,492
Berkshire Hathaway, Cl B*	12,619	6,005,634
Capital One Financial(A)	37,873	5,564,680
Morgan Stanley	53,554	5,548,730
US Bancorp	125,338	5,919,714
Wells Fargo	95,810	5,602,010
		45,728,631
Health Care — 14.9%
AbbVie(A)	28,725	5,639,005
Eli Lilly	13,092	12,568,582
Gilead Sciences	142,493	11,256,947
Johnson & Johnson(A)	67,799	11,245,142
Medtronic PLC	67,707	5,997,486
Merck(A)	95,760	11,342,772
UnitedHealth Group	9,513	5,614,572
		63,664,506
Industrials — 6.7%
Caterpillar(A)	16,436	5,852,860
Deere	15,226	5,873,277
General Electric(A)	32,102	5,605,651

Description	Shares	Fair Value

Industrials — continued
Lockheed Martin	9,927	$5,639,529
RTX	46,681	5,757,634
		28,728,951
Information Technology — 12.1%
Adobe(A)*	9,972	5,728,016
Apple(A)	24,957	5,715,153
Cisco Systems	114,998	5,811,999
International Business Machines(A)	28,733	5,807,801
Intuit	8,543	5,384,311
Microsoft	13,064	5,449,517
NVIDIA(A)	99,800	11,913,126
QUALCOMM	33,229	5,825,044
		51,634,967
Real Estate — 1.4%
Simon Property Group‡(A)	35,516	5,943,603

Utilities — 3.9%
Duke Energy(A)	96,797	11,030,018
Southern	62,232	5,376,845
		16,406,863
Total Common Stock
(Cost $371,306,580)		426,286,763

EXCHANGE TRADED FUND — 2.3%
SPDR Bloomberg 1-3 Month T-Bill ETF	103,702	9,521,918

Total Exchange Traded Fund
(Cost $9,486,724)		9,521,918

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency
Portfolio, Institutional Class, 5.18%(B)	1,014,905	1,014,905

Total Short-Term Investment
(Cost $1,014,905)		1,014,905

Total Investments - 102.5%
(Cost $381,808,209)		$436,823,586

WRITTEN OPTION — -2.6%
Total Written Option
(Premiums Received $9,107,640)		$(11,024,680)

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2024 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at August 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTION — (2.6)%

Call Options
S&P 500 Index	(751)	$424,194,840	$5,600	10/18/24	$(11,024,680)

TOTAL WRITTEN OPTION
(Premiums Received $9,107,640)					$(11,024,680)

Percentages are based on Net Assets of $426,233,537.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $88,952,887.
(B)	The rate shown is the 7-day effective yield as of August 31, 2024.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

MER-QH-001-0900

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services — 4.1%
AT&T	38,865	$773,414
Cogent Communications Holdings	9,315	651,864
Iridium Communications	23,505	606,429
Marcus	46,765	661,725
New York Times, Cl A	15,518	852,404
Scholastic	17,655	562,841
TEGNA	47,391	657,787
TKO Group Holdings, Cl A	8,418	995,260
T-Mobile US	3,976	790,111
Verizon Communications	16,725	698,770
		7,250,605
Consumer Discretionary — 7.0%
Adtalem Global Education*	13,962	1,057,063
Aramark	21,486	787,032
Choice Hotels International	5,563	709,783
Deckers Outdoor*	721	691,648
Grand Canyon Education*	4,992	723,890
McDonald's	2,280	658,145
Murphy USA	1,617	840,242
Ollie's Bargain Outlet Holdings*	8,902	797,263
O'Reilly Automotive*	614	693,801
Perdoceo Education	38,130	855,637
Strategic Education	6,274	605,441
Stride*	10,994	905,246
Sturm Ruger	15,715	661,916
Texas Roadhouse, Cl A	4,408	743,850
Ulta Beauty*	1,213	427,995
Wendy's	35,820	606,075
Wingstop	1,801	695,384
		12,460,411
Consumer Staples — 19.5%
Altria Group	16,101	865,751
BellRing Brands*	11,070	619,145
BJ's Wholesale Club Holdings*	9,247	739,390
Boston Beer, Cl A*	2,248	610,827
Cal-Maine Foods	11,675	841,067
Campbell Soup	15,421	766,732
Casey's General Stores	2,211	801,067
Church & Dwight	6,515	663,748
Clorox	4,432	701,630
Coca-Cola	11,214	812,679
Coca-Cola Consolidated	820	1,100,768
Colgate-Palmolive	7,656	815,364
Conagra Brands	23,884	745,181
Edgewell Personal Care	17,826	716,962
Flowers Foods	29,531	686,300
Fresh Del Monte Produce	27,527	804,890
Grocery Outlet Holding*	25,624	485,318
Ingredion	5,738	770,671
J & J Snack Foods	4,637	789,171
John B Sanfilippo & Son	6,531	619,596
Kellanova	12,396	999,242

Description	Shares	Fair Value

Consumer Staples — continued
Keurig Dr Pepper	22,866	$837,124
Kimberly-Clark	5,349	773,786
Kraft Heinz	18,886	669,131
Kroger	13,219	703,383
Lamb Weston Holdings	6,515	403,409
Lancaster Colony	3,263	557,190
McCormick	9,771	781,973
Molson Coors Beverage, Cl B	10,626	573,485
Mondelez International, Cl A	9,324	669,556
National Beverage	13,049	589,293
PepsiCo	4,090	707,079
Performance Food Group*	8,706	649,816
Pilgrim's Pride*	20,877	972,451
Post Holdings*	6,411	742,201
PriceSmart	8,033	719,596
Procter & Gamble	4,185	717,895
Simply Good Foods*	20,104	635,085
SpartanNash	33,442	738,734
Sprouts Farmers Market*	10,537	1,096,375
Sysco	8,430	657,287
Tootsie Roll Industries	20,951	622,664
TreeHouse Foods*	18,557	762,507
Universal	13,425	728,977
US Foods Holding*	12,686	751,138
Walmart	11,025	851,461
WD-40	2,619	688,378
		34,555,473
Energy — 2.0%
California Resources	12,568	659,443
Chevron	4,493	664,739
DT Midstream	11,448	899,698
Exxon Mobil	6,243	736,300
Phillips 66	4,538	636,727
		3,596,907
Financials — 13.7%
Ambac Financial Group*	44,163	516,707
AMERISAFE	12,511	627,051
Aon PLC, Cl A	2,105	723,531
Assurant	3,706	727,673
Assured Guaranty	7,310	585,385
Cboe Global Markets	3,550	729,170
Chubb	2,665	757,340
CME Group, Cl A	3,040	655,850
Donnelley Financial Solutions*	10,364	690,864
Employers Holdings	14,732	706,399
Erie Indemnity, Cl A	1,615	820,791
Everest Group	1,798	705,248
EZCORP, Cl A*	64,272	785,404
Federated Hermes, Cl B	18,509	634,859
FirstCash Holdings	5,792	695,561
Hanover Insurance Group	5,062	744,063
HCI Group	6,793	650,973
Horace Mann Educators	18,866	671,818
Kinsale Capital Group	1,213	595,692
Mercury General	13,814	914,901
Morningstar	2,148	673,978

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value

Financials — continued
Old Republic International	22,801	$817,872
Progressive	3,395	856,219
Radian Group	22,370	808,675
Reinsurance Group of America, Cl A	3,649	805,553
RenaissanceRe Holdings	2,922	744,496
RLI	4,487	691,447
Safety Insurance Group	8,370	741,164
Selective Insurance Group	6,373	579,816
SiriusPoint*	54,203	812,503
Western Union	48,528	592,042
Willis Towers Watson PLC	2,419	706,614
WisdomTree	80,844	819,758
WR Berkley	11,815	705,356
		24,294,773
Health Care — 20.6%
Abbott Laboratories	5,590	633,179
AbbVie	3,683	723,010
Addus HomeCare*	6,723	894,226
Alkermes PLC*	23,070	656,341
Amedisys*	7,169	702,634
Amgen	2,405	802,861
ANI Pharmaceuticals*	10,143	646,616
Becton Dickinson	2,823	684,323
Boston Scientific*	9,904	810,048
Cardinal Health	6,027	679,363
Centene*	8,603	678,175
Chemed	1,043	611,375
Collegium Pharmaceutical*	18,196	699,818
Corcept Therapeutics*	28,990	1,023,347
CorVel*	2,866	919,212
CVS Health	8,980	514,015
Dynavax Technologies*	52,460	588,601
Elevance Health	1,311	730,083
Eli Lilly	850	816,017
Encompass Health	8,707	810,186
Ensign Group	5,305	802,965
Exelixis*	29,840	776,735
Gilead Sciences	9,190	726,010
HealthEquity*	8,283	658,996
HealthStream	25,255	733,405
Henry Schein*	8,857	624,861
Inari Medical*	15,528	671,276
Innoviva*	43,987	852,468
Integer Holdings*	5,790	753,105
Jazz Pharmaceuticals PLC*	5,686	659,462
Johnson & Johnson	4,190	694,954
LeMaitre Vascular	9,846	888,995
Masimo*	5,149	605,111
McKesson	1,263	708,644
Medtronic PLC	7,805	691,367
Merck	5,391	638,564
Merit Medical Systems*	8,910	861,419
Molina Healthcare*	1,718	600,939
National HealthCare	7,012	961,556
Neurocrine Biosciences*	5,042	640,637
OraSure Technologies*	95,811	429,233

Description	Shares	Fair Value

Health Care — continued
Pacira BioSciences*	22,170	$344,965
Patterson	24,861	559,124
Perrigo Co PLC	23,773	691,795
Premier, Cl A	31,896	649,722
Prestige Consumer Healthcare*	9,350	697,884
Quest Diagnostics	5,253	824,563
Regeneron Pharmaceuticals*	679	804,405
United Therapeutics*	2,807	1,020,485
UnitedHealth Group	1,407	830,411
Varex Imaging*	38,601	481,741
		36,509,227
Industrials — 8.9%
AeroVironment*	3,661	745,965
Brady, Cl A	11,637	861,603
BWX Technologies	6,320	650,960
CACI International, Cl A*	1,768	862,996
CoreCivic*	45,244	623,462
Curtiss-Wright	2,757	870,826
FTI Consulting*	3,234	738,354
General Dynamics	2,429	727,146
Hexcel	8,780	555,686
KBR	10,808	749,643
Liquidity Services*	37,571	817,921
Lockheed Martin	1,539	874,306
National Presto Industries	8,819	690,440
Northrop Grumman	1,440	753,422
Republic Services, Cl A	3,632	756,219
RTX	7,387	911,113
Science Applications International	4,652	607,505
Verisk Analytics, Cl A	2,823	770,171
Verra Mobility, Cl A*	30,723	848,262
Waste Management	3,200	678,528
Woodward	4,492	748,592
		15,843,120
Information Technology — 4.8%
A10 Networks	49,281	678,599
CommVault Systems*	6,713	1,043,200
Dolby Laboratories, Cl A	8,189	584,367
GoDaddy, Cl A*	6,094	1,020,197
Insight Enterprises*	3,575	776,025
InterDigital	6,214	861,012
Juniper Networks	17,826	693,075
Manhattan Associates*	2,611	690,427
N-able*	51,280	659,461
NetScout Systems*	31,367	673,763
Progress Software	12,581	731,585
		8,411,711
Materials — 1.2%
AptarGroup	4,660	713,865
NewMarket	1,059	607,622
Royal Gold	6,021	843,964
		2,165,451
Real Estate — 4.4%
CareTrust REIT‡	28,366	847,576

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value

Real Estate — continued
Equity LifeStyle Properties‡	10,083	$733,135
Essential Properties Realty Trust‡	27,003	861,666
Four Corners Property Trust‡	27,604	782,573
Gaming and Leisure Properties‡	14,680	763,654
Getty Realty‡	24,558	780,453
LTC Properties‡	21,043	772,909
NNN REIT‡	16,083	755,740
Omega Healthcare Investors‡	21,583	853,392
WP Carey‡	11,639	698,573
		7,849,671
Utilities — 13.4%
ALLETE	11,564	734,892
Ameren	9,132	753,481
American States Water	9,352	761,440
Atmos Energy	5,790	756,985
Avista	20,025	773,766
California Water Service Group	14,644	810,252
CenterPoint Energy	23,596	644,171
Chesapeake Utilities	6,482	767,598
CMS Energy	11,071	751,278
Consolidated Edison	7,431	754,692
DTE Energy	5,970	746,369
Duke Energy	7,095	808,475
Essential Utilities	19,111	745,138
Evergy	13,173	779,051
IDACORP, Cl Rights	7,553	769,726
MGE Energy	8,460	733,524
New Jersey Resources	15,684	726,326
Northwest Natural Holding	17,866	718,571
Northwestern Energy Group	13,716	746,013
OGE Energy	19,691	778,976
ONE Gas	10,777	742,966
Pinnacle West Capital	9,568	837,392
PPL	24,861	793,315
Public Service Enterprise Group	10,290	830,918
SJW Group	11,690	689,593
Southern	9,735	841,104
Spire	10,984	724,615
Unitil	12,877	776,483
Vistra	10,957	936,057
WEC Energy Group	8,219	764,614
Xcel Energy	13,779	843,688
		23,841,469

Description	Shares	Fair Value

Utilities — continued

Total Common Stock
(Cost $153,193,133)		$176,778,818

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency
Portfolio, Institutional Class, 5.18%(A)	580,217	580,217

Total Short-Term Investment
(Cost $580,217)		580,217

Total Investments - 99.9%
(Cost $153,773,350)		$177,359,035

Percentages are based on Net Assets of $177,516,766.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of August 31, 2024.

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MER-QH-001-0900

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 16.9%
Alphabet, Cl A	40,762	$6,659,696
AT&T	715,023	14,228,958
Comcast, Cl A	86,442	3,420,510
Meta Platforms, Cl A	13,985	7,290,520
Netflix*	5,566	3,903,714
Verizon Communications	255,598	10,678,884
		46,182,282
Consumer Discretionary — 6.6%
Amazon.com*	37,815	6,749,977
Booking Holdings	945	3,694,222
General Motors	80,245	3,994,596
Home Depot	9,703	3,575,556
		18,014,351
Consumer Staples — 20.2%
Altria Group	139,162	7,482,741
Coca-Cola	51,211	3,711,261
Colgate-Palmolive	68,965	7,344,772
Costco Wholesale	8,517	7,600,401
Kraft Heinz	196,633	6,966,707
PepsiCo	19,891	3,438,756
Philip Morris International	29,625	3,652,466
Procter & Gamble	21,001	3,602,512
Target	23,669	3,636,032
Walmart	99,740	7,702,920
		55,138,568
Energy — 6.4%
Chevron	45,609	6,747,852
ConocoPhillips	32,109	3,653,683
Exxon Mobil	59,516	7,019,317
		17,420,852
Financials — 10.7%
American Express	27,990	7,239,614
Bank of New York Mellon	53,838	3,672,828
Berkshire Hathaway, Cl B*	8,055	3,833,536
Capital One Financial	24,184	3,553,355
Morgan Stanley	34,198	3,543,255
US Bancorp	80,041	3,780,336
Wells Fargo	61,183	3,577,370
		29,200,294
Health Care — 14.9%
AbbVie	18,341	3,600,522
Eli Lilly	8,361	8,026,727
Gilead Sciences	91,002	7,189,158
Johnson & Johnson	43,296	7,181,075
Medtronic PLC	43,237	3,829,933
Merck	61,154	7,243,691
UnitedHealth Group	6,072	3,583,694
		40,654,800
Industrials — 6.7%
Caterpillar	10,494	3,736,913
Deere	9,721	3,749,779
General Electric	20,499	3,579,535

Description	Shares	Fair Value

Industrials — continued
Lockheed Martin	6,337	$3,600,050
RTX	29,809	3,676,642
		18,342,919
Information Technology — 12.1%
Adobe*	6,369	3,658,417
Apple	15,938	3,649,802
Cisco Systems	73,436	3,711,455
International Business Machines	18,346	3,708,277
Intuit	5,455	3,438,069
Microsoft	8,344	3,480,616
NVIDIA	63,738	7,608,405
QUALCOMM	21,218	3,719,515
		32,974,556
Real Estate — 1.4%
Simon Property Group‡	22,679	3,795,331

Utilities — 3.9%
Duke Energy	61,818	7,044,161
Southern	39,742	3,433,709
		10,477,870

Total Common Stock
(Cost $238,141,594)		272,201,823

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(A)	299,846	299,846

Total Short-Term Investment
(Cost $299,846)		299,846

Total Investments - 99.9%
(Cost $238,441,440)		$272,501,669

Percentages are based on Net Assets of $272,863,478

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of August 31, 2024.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0900

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 2.0%
Cogent Communications Holdings	12,303	$860,964
Marcus	62,369	882,521
		1,743,485
Consumer Discretionary — 13.5%
Adtalem Global Education*	18,625	1,410,099
Buckle	22,230	931,437
Golden Entertainment	27,737	898,401
Green Brick Partners*	17,361	1,367,700
M*	7,301	1,163,560
Movado Group	32,481	774,997
Perdoceo Education	104,545	2,345,990
Stride*	14,554	1,198,376
Sturm Ruger	21,262	895,555
Worthington Enterprises	14,306	655,215
		11,641,330
Consumer Staples — 12.1%
Andersons	16,831	857,876
Cal-Maine Foods	31,740	2,286,550
J & J Snack Foods	6,312	1,074,239
John B Sanfilippo & Son	9,026	856,297
National Beverage	17,321	782,217
Simply Good Foods*	26,516	837,640
SpartanNash	44,003	972,026
Tootsie Roll Industries	28,305	841,225
Universal	18,457	1,002,215
WD-40	3,479	914,420
		10,424,705
Energy — 5.4%
California Resources	16,860	884,644
CVR Energy	27,935	710,108
Helmerich & Payne	23,554	768,567
Par Pacific Holdings*	25,646	575,496
RPC	121,366	779,170
SM Energy	20,589	939,476
		4,657,461
Financials — 22.7%
Ambac Financial Group*	59,874	700,526
AMERISAFE	17,039	853,995
Assured Guaranty	14,899	1,193,112
Axos Financial*	17,514	1,215,997
Bread Financial Holdings	23,753	1,381,712
Employers Holdings	39,597	1,898,676
Enova International*	14,175	1,215,223
Hanmi Financial	58,243	1,153,794
HCI Group	9,251	886,523
PennyMac Mortgage Investment Trust‡	63,832	907,053
Preferred Bank	12,031	996,768
PROG Holdings	27,935	1,306,240
Safety Insurance Group	11,431	1,012,215
SiriusPoint*	74,224	1,112,618
Virtus Investment Partners	3,953	836,692

Description	Shares	Fair Value

Financials — continued
Westamerica BanCorp	18,754	$971,270
WisdomTree	112,404	1,139,776
World Acceptance*	7,296	859,834
		19,642,024
Health Care — 19.9%
Alkermes PLC*	30,178	858,564
Collegium Pharmaceutical*	49,695	1,911,270
Corcept Therapeutics*	38,745	1,367,699
CorVel*	3,852	1,235,452
Cross Country Healthcare*	50,541	754,072
Ensign Group	7,148	1,081,921
Harmony Biosciences Holdings*	29,207	1,050,868
HealthStream	33,904	984,572
Innoviva*	121,266	2,350,135
Merit Medical Systems*	11,957	1,156,003
National HealthCare	9,544	1,308,769
OraSure Technologies*	128,301	574,788
Organon	50,598	1,130,865
Pacira BioSciences*	30,506	474,673
Prestige Consumer Healthcare*	12,607	940,987
		17,180,638
Industrials — 9.9%
Brady, Cl A	15,611	1,155,838
DNOW*	62,849	818,294
Liquidity Services*	50,913	1,108,376
Masterbrand*	52,398	840,464
Mueller Industries	17,638	1,282,459
National Presto Industries	12,029	941,750
Titan International*	71,335	594,221
Verra Mobility, Cl A*	41,579	1,147,996
Wabash National	33,226	646,578
		8,535,976
Information Technology — 5.6%
A10 Networks	67,578	930,549
Insight Enterprises*	4,844	1,051,487
Photronics*	31,557	816,064
Progress Software	17,094	994,016
ScanSource*	20,746	1,056,802
		4,848,918
Materials — 2.6%
Clearwater Paper*	23,058	767,140
Olympic Steel	14,005	561,600
Warrior Met Coal	15,284	937,062
		2,265,802
Real Estate — 2.5%
CareTrust REIT‡	38,446	1,148,767
Getty Realty‡	33,350	1,059,863
		2,208,630
Utilities — 3.5%
Avista	26,809	1,035,900
MGE Energy	11,379	986,616

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value

Utilities — continued
Northwest Natural Holding	24,143	$971,031
		2,993,547
Total Common Stock
(Cost $77,224,778)		86,142,516

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(A)	187,695	187,695

Total Short-Term Investment
(Cost $187,695)		187,695

Total Investments - 99.9%
(Cost $77,412,473)		$86,330,211

Percentages are based on Net Assets of $86,380,599

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of August 31, 2024.

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MER-QH-001-0900

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Communication Services — 6.1%
Alphabet, Cl A	15,282	$2,496,773
Pinterest, Cl A*	8,070	258,563
Yelp, Cl A*	755	26,372
		2,781,708
Consumer Discretionary — 8.1%
Deckers Outdoor*	301	288,747
DoorDash, Cl A*	3,644	469,019
Grand Canyon Education*	345	50,028
Home Depot	4,903	1,806,756
Lululemon Athletica*	1,392	361,182
Murphy USA	215	111,720
NVR*	30	275,174
Ulta Beauty*	572	201,825
Valvoline*	1,531	64,608
YETI Holdings*	1,053	42,457
		3,671,516
Consumer Staples — 7.3%
Cal-Maine Foods	506	36,452
Coca-Cola Consolidated	68	91,283
Costco Wholesale	2,352	2,098,878
Kimberly-Clark	3,936	569,382
Lancaster Colony	223	38,080
Monster Beverage*	8,763	413,000
National Beverage	280	12,645
WD-40	158	41,528
		3,301,248
Energy — 0.5%
Liberty Energy, Cl A	1,770	36,444
Texas Pacific Land	219	190,287
		226,731
Financials — 10.2%
Apollo Global Management	1,243	143,852
Mastercard, Cl A	3,947	1,907,743
Rocket, Cl A*	21,407	420,648
Toast, Cl A*	5,764	143,293
Visa, Cl A	7,383	2,040,440
		4,655,976
Health Care — 16.3%
Alkermes PLC*	1,985	56,473
Axonics*	601	41,568
Catalyst Pharmaceuticals*	1,284	26,001
Chemed	166	97,304
Corcept Therapeutics*	995	35,124
CorVel*	101	32,394
Edwards Lifesciences*	6,522	456,279
Exelixis*	3,545	92,277
Halozyme Therapeutics*	1,483	94,690
Hims & Hers Health*	1,702	25,070
IDEXX Laboratories*	972	467,853
Incyte*	2,208	144,977
Intuitive Surgical*	3,877	1,909,927
Lantheus Holdings*	819	87,199
Neurocrine Biosciences*	1,154	146,627

Description	Shares	Fair Value

Health Care — continued
Regeneron Pharmaceuticals*	1,265	$1,498,633
Veeva Systems, Cl A*	1,680	363,619
Vertex Pharmaceuticals*	3,106	1,540,234
West Pharmaceutical Services	845	265,017
		7,381,266
Industrials — 8.4%
A O Smith	1,683	140,901
AAON	796	76,026
Cintas	1,003	807,535
Copart*	10,169	538,550
CSW Industrials	169	57,059
Expeditors International of Washington	1,659	204,737
Fastenal	6,675	455,769
Graco	1,930	160,866
Kforce	212	13,905
Landstar System	406	74,120
Mueller Industries	1,292	93,941
Old Dominion Freight Line	2,280	439,584
Rollins	3,425	171,867
Trex*	1,263	80,504
WW Grainger	522	514,128
		3,829,492
Information Technology — 42.8%
Accenture PLC, Cl A	4,398	1,503,896
Adobe*	3,062	1,758,843
Agilysys*	273	30,876
Appfolio, Cl A*	384	89,084
Apple	12,152	2,782,808
Applied Materials	7,823	1,543,165
Arista Networks*	2,839	1,003,246
Badger Meter	339	70,153
Blackbaud*	608	50,829
Cadence Design Systems*	3,108	835,835
CommVault Systems*	491	76,301
Crowdstrike Holdings, Cl A*	2,540	704,291
Datadog, Cl A*	3,641	423,303
DigitalOcean Holdings*	630	23,581
DoubleVerify Holdings*	1,568	30,890
Intuit	2,357	1,485,523
Lattice Semiconductor*	1,500	71,040
Manhattan Associates*	684	180,870
Monolithic Power Systems	515	481,360
Motorola Solutions	1,955	864,188
Napco Security Technologies	421	19,526
NVIDIA	22,106	2,638,793
Qualys*	423	52,947
ServiceNow*	1,993	1,704,015
SPS Commerce*	410	81,893
Synopsys*	1,755	911,863
		19,419,119

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value

Total Common Stock
(Cost $37,288,984)		$45,267,056

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(A)	174,100	174,100

Total Short-Term Investment
(Cost $174,100)		174,100

Total Investments - 100.1%
(Cost $37,463,084)		$45,441,156

Percentages are based on Net Assets of $45,409,695.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of August 31, 2024.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0900